ADDITIONAL INFORMATION TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2022
Additional Information To Cash Flows
Schedule of additional information related to statement of cash flows

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Income tax and social contribution paid	3,100,349	3,062,047	542,877
Addition to PP&E with interest capitalization (notes 11 and 28)	135,242	87,414	92,506
Remeasurement and addition – Right of use (note 11 i)	125,946	171,215	109,993
Addition to PP&E without adding cash	60,329	69,788	30,345
Capitalization in subsidiaries without cash	367,000		104,809
Addition to investment property without cash effect			61,597
Net additional cash	3,788,866	3,390,464	942,127